Subsequent events (Details Narrative) - USD ($)						12 Months Ended
	Mar. 18, 2026	Mar. 17, 2026	Feb. 19, 2026	Jan. 31, 2026	Jan. 02, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Jan. 08, 2026	Oct. 08, 2025
Subsequent Event [Line Items]
Purchase price						$ 74,198,708	$ 22,350,207
Principal amount						4,599,488	1,750,000			$ 4,000,000
Aggregate amount							$ 221,258
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued						30,083,444	2,054,923
Purchase price						$ 3,008	$ 206
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued								116,476,871
Share Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt description	the outstanding settlement balance as of December 31, 2025 was approximately $2.1 million. On March 18, 2026, the parties amended the settlement agreement. The Company agreed to pay $250,000 per month (comprising $200,000 principal and $50,000 extension fee) until the remaining balance is fully settled. D. Boral Capital LLC agreed to forbear from enforcing its rights and remedies. The remaining balance becomes due within three (3) business days upon completion of the disposal of Tranglo Sdn. Bhd. and receipt of related proceeds. Subsequent to December 31, 2025, the Company made payments of $20,000 in January 2026 and $60,000 in April 2026 but remained unable to fully comply with the revised schedule.
Shares issued		35,653,995
Share Purchase Agreement [Member] | Subsequent Event [Member] | Tranglo Sdn. Bhd.[Member]
Subsequent Event [Line Items]
Shares issued					100,465
Purchase price					$ 400,000,000
Settlement Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Loan payable									$ 1,500,000
Principal amount				$ 1,100,000
Settlement Agreement [Member] | Subsequent Event [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Aggregate amount				$ 100,000
Authorized issuance			$ 100,000
Restricted stock units			59,524